34. FINANCIAL INCOME (EXPENSES), NET (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income
Interest on assets	R$ 596.4	R$ 302.5	R$ 313.8
Exchange rate variation on other assets	404.6	0.0	327.7
Exchange rate variation on net assets of foreign subsidiaries (1)	330.5	213.5	0.0
Interest on cash and cash equivalents	159.3	267.8	188.4
Interests on financial assets classified as amortized cost	98.6	61.7	84.8
Interests on financial assets classified as fair value throught profit and loss	14.5	19.8	43.6
Interests on financial assets classified as fair value throught other comprehensive income	0.7	8.2
Exchange rate variation on marketable securities	45.0	0.0	56.2
Tax amnesty program ("PERT")	0.0	302.1	0.0
Exchange rate variation on other liabilities	0.0	388.1	0.0
Exchange rate variation on loans and financing	0.0	0.0	1,322.0
Financial income	1,649.6	1,563.7	2,336.5
Financial expenses
Interest on loans and financing	(1,281.8)	(1,367.7)	(1,100.8)
Exchange rate variation on loans and financing	(1,265.9)	(190.4)	0.0
Adjustment to present value	(277.4)	(283.3)	(353.6)
Interest on liabilities	(246.0)	(469.2)	(269.6)
Losses on derivative transactions, net	(212.7)	(117.2)	(1,080.7)
Exchange rate variation on other liabilities	(169.5)	0.0	(514.0)
Losses price to be fixed transactions	(112.8)	(22.3)	(76.4)
Taxes on financial transactions	(79.3)	(81.4)	0.0
Impairment on marketable securities	(7.6)	0.0	0.0
Exchange rate variation on other assets	0.0	(593.5)	0.0
Exchange rate variation on marketable securities	0.0	(94.6)	0.0
Exchange rate variation on net assets of foreign subsidiaries	0.0	0.0	(660.5)
Premium paid for the repurchase of bonds (Tender Offer)	0.0	0.0	(31.8)
Other	(238.1)	(225.9)	(190.0)
Financial expenses	(3,891.1)	(3,445.5)	(4,277.4)
Financial income (expenses)	R$ (2,241.5)	R$ (1,881.8)	R$ (1,940.9)